Related-Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions

NOTE 5 – RELATED-PARTY TRANSACTIONS

The Plan investments are administered by The Commercial & Savings Bank Trust Department (Trustee).

The Plan invests in the common stock of the Bank parent. Therefore, any transactions involving CSB Bancorp, Inc. common stock, including dividend income qualify as party-in-interest transactions. Other transactions which may be considered parties-in-interest transactions relate to normal Plan management and administrative services. Additionally, the expenses paid by the Bank on behalf of the Plan, as described in the Administrative Expenses section of Note 2, qualify as related-party transactions.